Basis for Preparation of Financial Statements and Applicable Accounting Standards - Addititonal Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 29, 2017	Dec. 31, 2018	Dec. 31, 2017
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate		47.64%	24.79%
Applicable tax rate	35.00%	30.00%	35.00%
Minimum presumed income tax		20.00%
Minimum presumed income tax term		10 years
Minimum presumed income tax levy on potential income of production assets		1.00%
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest		50.00%
Fair value with changes in other comprehensive income [member] | Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Number of stock settled		1
Up to 1 year [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Applicable tax rate reverse	30.00%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired		100.00%
Equity interests of acquirer		$ 3,602
IAS Twenty Nine [member] | Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Miscellaneous macroeconomic inflation rate		100.00%
IAS Twenty Nine [member] | ARGENTINA
Basis for preparation of financial statements and applicable accounting standards [line items]
Cumulative inflation rate		100.00%
Cumulative inflation rate term		3 years